Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Reduction in income		$ 9	$ 10
Hypothetic foreign exchange rate strengthening	10.00%
Financial debt percentage	86.00%
Current maturities of debt	$ 68	105
Other financial obligations	867	879
Cash flows provided by operating activities from continuing operations	1,823	$ 1,565	$ 1,284
Revolving credit facility	$ 1,750
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	6.00%
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		2.50%
Financial debt percentage	2.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	3.00%
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.10%	4.90%
Financial debt percentage	3.00%
Foreign Exchange Options [Member] | Dollar Denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 250
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 7	$ 17
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%	0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	10.00%	17.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	22.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		27.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.00%
Currency risk [member] | Dominican Republic [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Israel [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 940
Other financial obligations	1,155
Cash flows provided by operating activities from continuing operations	1,855
Liquidity risk [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility	$ 1,750